17. Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 10,726	$ 10,698	$ 10,461	$ 10,064	$ 10,107	$ 9,982	$ 9,815	$ 9,905	$ 41,949	$ 39,809	$ 38,666
Total interest expense	507	650	622	598	821	828	813	809	2,377	3,271	3,484
Net interest income	10,219	10,048	9,839	9,466	9,286	9,154	9,002	9,096	39,572	36,538	35,182
(Reduction of) provision for loan losses	(102)	(218)	49	(236)	(99)	(360)	(531)	(216)	(507)	(1,206)	(17)
Other income	3,177	3,504	3,281	2,876	3,666	3,414	3,572	3,324	12,838	13,976	13,312
Other expense	10,169	9,351	9,335	9,795	11,783	9,598	9,109	9,492	38,702	39,982	35,778
Income before income taxes	3,329	4,419	3,736	2,783	1,268	3,330	3,996	3,144	14,215	11,738	12,733
Income tax benefit	1,319	1,177	925	578	(34)	872	1,032	691	3,947	2,561	3,100
Net earnings	$ 2,010	$ 3,242	$ 2,811	$ 2,205	$ 1,302	$ 2,458	$ 2,964	$ 2,453	$ 10,268	$ 9,177	$ 9,633
Basic net earnings per share	$ 0.34	$ 0.54	$ 0.47	$ 0.36	$ 0.22	$ 0.41	$ 0.49	$ 0.41	$ 1.71	$ 1.53	$ 1.57
Diluted net earnings per share	$ .34	$ .53	$ .46	$ .36	$ .22	$ .40	$ .48	$ .40	$ 1.69	$ 1.50	$ 1.56